Operating Segments	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Operating Segments
36.	OPERATING SEGMENTS
The Management defined the Company’s operating segments based on the reports used for strategic decision making, reviewed by the chief operating decision-maker.
The chief operating decision-maker is the Chief Executive Officer, who carries out his analysis of the business based on the Company’s consolidated operating results, considering both the geographical perspective and the product sold. Geographically, Management considers the performance of Brazil, North America, Europe, Latin America (except Brazil), and Asia Pacific. From a product perspective, Management considers the activities of Commercial Aviation, Executive Aviation, Defense & Security, Services & Support, and Other Segments.
In general, balances and transactions that are not directly allocated to a specific operating segment, but contribute to its operation, such as expenses of corporate areas, are allocated on a pro-rata
basis using the revenue from each segment as an allocation factor.
36.1 Commercial Aviation
The Commercial Aviation segment mainly involves the development, production, and sale of commercial jets:

•	E-Jets 175 E1: aircraft with 70 to 90 seats.

•	E-Jets E2: aircraft with 88 to 146 seats.
36.2 Defense & Security
This segment mainly includes the development and production of
C-390
Millennium and
A-29
Super Tucano, both military aircraft.
Additionally, this segment includes operations mainly involving research, development of software and integrated information systems, communications, border monitoring and surveillance, space systems (satellites), aircraft modernization services and services support, development and manufacture of radars and Command, Control, Communications, Computer, Intelligence, Surveillance and Reconnaissance systems (C4ISR).
36.3 Executive Aviation
The Executive Aviation segment comprises the development, production, and sale of executive jets, including the Phenom and Praetor models.
36.4 Services & Support
This business unit focused on providing a complete portfolio of solutions for operators of Embraer aircraft and products in Commercial Aviation, Executive Aviation, and Defense & Security segments.
The main services offered are field support, technical support, flight operations solutions, aircraft modification, materials management, optimized maintenance solutions, and training programs.
36.5 Other Segments
The activities reported under Other Segments consist of businesses with no material impact on the results presented in these consolidated financial statements:

•	Supply of structural parts and hydraulic systems and production of agricultural crop-spraying aircraft.

•	Development and certification of eVTOLs, creation of a maintenance and service network for eVTOLs and creation of an air traffic control system for eVTOLs (UAM Business), through Eve Air Mobility.

•	Development and manufacturing of electrical propulsion systems for aeronautical use, including vertical take-off and landing vehicles and fixed-wing aircraft.

•
Cybersecurity solutions, including specialized cybersecurity diagnostics, architecture and implementation services, as well as software and technical products for controlling and defending environments.

Result by
segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated*	Total
Revenue	2,208.6	720.9	1,762.7	1,636.5	66.0	6,394.7	—	6,394.7
Cost of sales and services	(2,008.9)	(590.9)	(1,407.7)	(1,179.0)	(55.1)	(5,241.6)	—	(5,241.6)
Gross profit	199.7	130.0	355.0	457.5	10.9	1,153.1	—	1,153.1
Operating income (expense)	(144.5)	(85.4)	(149.0)	(187.5)	(67.3)	(633.7)	148.1	(485.6)

Operating income (loss) before financial result	55.2	44.6	206.0	270.0	(56.4)	519.4	148.1	667.5

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated*	Total
Revenue	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5	—	5,268.5
Cost of sales and services	(1,698.3)	(429.6)	(1,134.8)	(1,039.0)	(57.2)	(4,358.9)	—	(4,358.9)
Gross profit	148.5	85.8	273.4	378.6	23.3	909.6	—	909.6
Operating income (expense)	(124.6)	(57.5)	(146.6)	(163.4)	(55.9)	(548.0)	(47.1)	(595.1)

Operating income (loss) before financial result	23.9	28.3	126.8	215.2	(32.6)	361.6	(47.1)	314.5

12.31.2022
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated*	Total
Revenue	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4	—	4,540.4
Cost of sales and services	(1,382.3)	(326.9)	(953.2)	(912.5)	(53.3)	(3,628.2)	—	(3,628.2)
Gross profit	161.6	85.7	291.2	354.2	19.5	912.2	—	912.2
Operating income (expense)	(145.5)	(76.4)	(141.5)	(203.4)	(386.4)	(953.2)	(69.5)	(1,022.7)

Operating income (loss) before financial result	16.1	9.3	149.7	150.8	(366.9)	(41.0)	(69.5)	(110.5)

(*)
Unallocated items from operating income (expense) include certain corporate demands not directly related to the operating segments. In 2024, it mainly includes the reimbursement of expenses received as a result of the arbitration (Note 32).

Revenue by geographic area and operating segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,615.6	0.1	1,330.3	835.1	0.1	3,781.2
Europe	440.8	384.6	204.1	408.0	—	1,437.5
Asia Pacific	29.0	60.2	35.3	131.7	—	256.2
Latin America, except Brazil	95.4	81.2	36.7	53.9	—	267.2
Brazil	0.3	181.9	156.3	127.0	65.9	531.4
Others	27.5	12.9	—	80.8	—	121.2

Total	2,208.6	720.9	1,762.7	1,636.5	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,489.4	1.0	1,054.1	737.8	—	3,282.3
Europe	293.8	304.9	226.9	305.1	—	1,130.7
Asia Pacific	—	67.1	20.1	117.3	—	204.5
Latin America, except Brazil	32.2	—	21.4	44.6	—	98.2
Brazil	4.2	141.9	85.7	141.4	80.5	453.7
Others	27.2	0.5	—	71.4	—	99.1

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,234.7	2.9	914.1	706.0	—	2,857.7
Europe	234.9	194.0	212.6	242.8	0.1	884.4
Asia Pacific	—	3.6	—	97.3	—	100.9
Latin America, except Brazil	—	1.4	20.0	31.6	—	53.0
Brazil	2.4	210.2	87.8	132.1	72.7	505.2
Others	71.9	0.5	9.9	56.9	—	139.2

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

Revenue by category and operating segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	2,199.8	—	1,762.7	—	40.5	4,003.0
Long-term contracts - aircraft and development	—	661.2	—	—	—	661.2
Others	8.8	16.5	—	17.9	0.3	43.5
Service	—	42.2	—	1,172.0	15.0	1,229.2
Spare Parts	—	1.0	—	446.6	10.2	457.8

Total	2,208.6	720.9	1,762.7	1,636.5	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,834.1	13.2	1,408.2	—	44.7	3,300.2
Long-term contracts - aircraft and development	—	457.3	—	—	—	457.3
Others	12.7	—	—	17.7	0.7	31.1
Service	—	41.3	—	956.3	24.0	1,021.6
Spare Parts	—	3.6	—	443.6	11.1	458.3

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,540.6	26.0	1,244.4	—	31.1	2,842.1
Long-term contracts - aircraft and development	—	312.4	—	—	—	312.4
Others	3.3	6.5	—	1.4	0.8	12.0
Service	—	59.5	—	838.1	35.2	932.8
Spare Parts	—	8.2	—	427.2	5.7	441.1

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

Assets by operating segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	625.7	177.5	465.3	656.8	16.0	1,941.3	—	1,941.3
Intangible assets	1,202.9	126.3	923.1	39.2	211.4	2,502.9	—	2,502.9
Right of use	4.2	4.2	14.4	80.3	1.6	104.7	—	104.7

Total	1,832.8	308.0	1,402.8	776.3	229.0	4,548.9	—	4,548.9

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	544.9	176.1	447.5	594.0	8.2	1,770.7	—	1,770.7
Intangible assets	1,191.4	92.9	905.2	31.0	82.6	2,303.1	27.9	2,331.0
Right of use	4.5	5.0	16.1	60.9	1.5	88.0	—	88.0

Total	1,740.8	274.0	1,368.8	685.9	92.3	4,161.8	27.9	4,189.7

Assets by geographic area

12.31.2024
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	449.1	398.5	76.4	1,017.3	1,941.3
Intangible assets	279.1	73.8	—	2,150.0	2,502.9
Right of use	72.0	15.0	1.4	16.3	104.7

Total	800.2	487.3	77.8	3,183.6	4,548.9

12.31.2023
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	399.2	336.1	69.6	965.8	1,770.7
Intangible assets	158.5	55.3	—	2,117.2	2,331.0
Right of use	63.0	3.2	2.1	19.7	88.0

Total	620.7	394.6	71.7	3,102.7	4,189.7